SCHEDULE OF INCOME TAX EXPENSES (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Current	¥ 104,155	¥ 17,711	¥ 120,305	¥ 133,412
Deferred	95,736	10,884	76,049	117,730
Total	¥ 199,891	¥ 28,595	¥ 196,354	¥ 251,142